Government funding (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Government Grants [Abstract]
Research and development expenses, gross	$ 1.7	$ 2.7	$ 2.8
Less: Government grants	0.0	0.0	(2.0)
Research and development expenses, net	$ 1.7	2.7	0.8
Government grants recognized as an offset to employee salaries and benefits expense		$ 0.1	$ 0.2